Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On May 19, 2016, a third party purchased $40,000 of principal from Vista View Ventures on our convertible promissory note dated April 30, 2015. We agreed to modify the terms of the note such that it now bears interest at 5% per year, and is convertible into common stock at a 49% discount to the lowest trading price over the preceding twenty trading days to the conversion date.

On the same date, the holder of the note discussed above elected to convert principal of $9,078 into 178,000 shares of common stock of the Company in accordance with the terms of the modified note. On June 6, 2016, the holder of the note discussed above elected to convert principal of $9,078 into 178,000 shares of common stock of the Company in accordance with the terms of the modified note. On June 14, 2016, the holder of the note discussed above elected to convert principal of $8,967 into 194,500 shares of common stock of the Company in accordance with the terms of the modified note.

Effective May 1, 2016, the management services agreement with KMDA was canceled (See Note 8.). Effective on the same date, the Company entered into a management services agreement with Argyle Corporate Services, LLC (“Argyle”). Under the terms of the management services agreement, Argyle will provide accounting and bookkeeping services, treasury and cash management services, financial report, audit coordination and other support services for a fee of $11,000 per month. The agreement has a term of one year and will automatically renew for a one-year term unless terminated earlier.

Note 12. Subsequent Events

On August 14, 2015, the holder of our convertible note dated October 31, 2013 converted $840 of accrued interest into 42,000 shares of common stock.

On August 24, 2015, the holders of our convertible note dated October 31, 2013 converted $1,770 of accrued interest into 88,500 shares of common stock.

On September 1, 2015, the holder of our convertible note dated March 31, 2015 converted $5,611 of accrued interest into 14,029 restricted shares of common stock.

On September 2, 2015, the holder of our convertible note dated October 31, 2013 converted $420 of accrued interest into 21,000 shares of common stock.

On September 11, 2015, the holders of our convertible note dated October 31, 2013 converted $1,780 of accrued interest into 89,000 shares of common stock.

On September 24, 2015, the holders of our convertible note dated October 31, 2013 converted $2,700 of accrued interest into 135,000 shares of common stock.

On October 8, 2015, the holders of our convertible note dated October 31, 2013 converted $690 of accrued interest into 34,500 shares of common stock.

On October 16, 2015, the holders of our convertible note dated October 31, 2013 converted $4,418 of accrued interest into 220,900 shares of common stock.